Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 05, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Nov. 05, 2015
Document Effective Date	Nov. 05, 2015
Prospectus Date	May 01, 2015
Royce ISI Prospectus | Royce European Small-Cap Fund | Service Class
Prospectus:
Trading Symbol	RISCX
Royce ISI Prospectus | Royce European Small-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RESNX
Royce ISI Prospectus | Royce Global Value Fund | Service Class
Prospectus:
Trading Symbol	RIVFX
Royce ISI Prospectus | Royce Global Value Fund | Investment Class
Prospectus:
Trading Symbol	RGVIX
Royce ISI Prospectus | Royce International Small-Cap Fund | Service Class
Prospectus:
Trading Symbol	RYGSX
Royce ISI Prospectus | Royce International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	RISIX
Royce ISI Prospectus | Royce International Small-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RISNX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Prospectus:
Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Prospectus:
Trading Symbol	RIPNX